FINANCIAL INSTRUMENTS (Tables)	3 Months Ended
Mar. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Schedule of fair value measurement of assets and liabilities
	March 31 2019		December 31 2018
	Fair Value	Carrying Value	Fair Value	Carrying Value
	$	$	$	$
Financial Assets
FVTPL
Long-term investment	159,795	159,795	282,509	282,509

Amortized cost
Cash and cash equivalents	15,664,718	15,664,718	36,042,090	36,042,090
Accounts receivable	4,467,563	4,467,563	3,579,271	3,579,271
Due from related parties	15,354,413	15,354,413	14,973,749	14,973,749
Refundable deposits	2,196,391	2,196,391	2,196,391	2,196,391

Financial Liabilities
Amortized cost
Accounts payable and accrued liabilities	12,224,377	12,224,377	9,634,464	9,634,464
Current portion of long-term debt	-	-	2,503,064	2,503,064
Deferred payment	22,308,000	22,308,000	22,226,565	22,226,565
Payable to joint venture	22,500,000	22,500,000	-	-
Due to related parties	3,936,398	3,936,398	1,806,393	1,806,393

Schedule of financial instruments
	Fair Value Measurement
	Level 1	Level 2	Level 3	Total
	$	$	$	$
As at March 31, 2019

Financial Assets
Long-term investments	100,000	59,795	-	159,795

As at December 31, 2018

Financial Assets
Long-term investments	166,667	115,841	-	282,508